Significant accounting policies - Reclassification (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies
Cost of sales	€ 13,659	€ 15,051	€ 14,251
Research and development expenses	4,087	4,532	4,777
Selling, general and administrative expenses	2,898	3,219	3,549
Other operating income	150	237	267
Other operating expenses	€ 473	265	312
Increase (decrease) due to reclassification
Significant accounting policies
Cost of sales		62	134
Research and development expenses		121	157
Selling, general and administrative expenses		118	86
Other operating income		(187)	(23)
Other operating expenses		€ (488)	€ (400)